Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Disclosure Of Deferred Taxes Explanatory

16. Deferred Income Tax Assets and Liabilities

Details of deferred income tax assets and liabilities as of December 31, 2017 and 2018, are as follows:

	2017
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	115,518	￦	—	￦	115,518
Allowances for loan losses		1,142		—		1,142
Impairment losses on property and equipment		5,614		(407)		5,207
Interest on equity index-linked deposits		43		—		43
Share-based payments		23,238		—		23,238
Provisions for guarantees		24,341		—		24,341
Losses(gains) from valuation on derivative financial instruments		6,258		(17,479)		(11,221)
Present value discount		25,332		(4,498)		20,834
Losses(gains) from fair value hedged item		—		(15,698)		(15,698)
Accrued interest		243		(111,514)		(111,271)
Deferred loan origination fees and costs		332		(180,401)		(180,069)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains from revaluation		648		(350,801)		(350,153)
Investments in subsidiaries and others		24,834		(103,268)		(78,434)
Gains on valuation of security investment		86,290		(225,158)		(138,868)
Defined benefit liabilities		436,706		—		436,706
Accrued expenses		194,399		—		194,399
Retirement insurance expense		—		(369,300)		(369,300)
Adjustments to the prepaid contributions		—		(16,236)		(16,236)
Derivative-linked securities		27,992		(5,679)		22,313
Others		352,437		(452,303)		(99,866)

Sub-total		1,325,367		(1,854,445)		(529,078)

Offsetting of deferred income tax assets and liabilities		(1,321,376)		1,321,376		—

Total	￦	3,991	￦	(533,069)	￦	(529,078)

	2018
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	109,721	￦	—	￦	109,721
Allowances for loan losses		3,327		(65)		3,262
Impairment losses on property and equipment		6,030		(2,032)		3,998
Share-based payments		17,655		—		17,655
Provisions for guarantees		20,298		—		20,298
Losses (gains) from valuation on derivative financial instruments		138,401		(13,485)		124,916
Present value discount		6,763		(2,380)		4,383
Losses (gains) from fair value hedged item		—		(25,873)		(25,873)
Accrued interest		—		(113,152)		(113,152)
Deferred loan origination fees and costs		506		(194,848)		(194,342)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains from revaluation		648		(330,548)		(329,900)
Investments in subsidiaries and others		33,589		(78,586)		(44,997)
Gains on valuation of security investment		76,558		(181,638)		(105,080)
Defined benefit liabilities		494,572		—		494,572
Accrued expenses		272,190		—		272,190
Retirement insurance expense		17,559		(444,244)		(426,685)
Adjustments to the prepaid contributions		—		(19,033)		(19,033)
Derivative-linked securities		3,762		(74,765)		(71,003)
Others		360,754		(568,357)		(207,603)

Sub-total		1,562,333		(2,050,709)		(488,376)

Offsetting of deferred income tax assets and liabilities		(1,558,175)		1,558,175		—

Total	￦	4,158	￦	(492,534)	￦	(488,376)

Unrecognized deferred income tax assets

No deferred income tax assets have been recognized for the deductible temporary difference of ￦73,764 million associated with investments in subsidiaries and others as of December 31, 2018, because it is not probable that the temporary differences will be reversed in the foreseeable future.

No deferred income tax assets have been recognized for deductible temporary differences of ￦120,704 million with others, as of December 31, 2018, due to the uncertainty that these will be realized in the future.

Unrecognized deferred income tax liabilities

No deferred income tax liabilities have been recognized for the taxable temporary difference of ￦62,367 million associated with investment in subsidiaries and associates as of December 31, 2018, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

No deferred income tax liabilities have been recognized as of December 31, 2018, for the taxable temporary difference of ￦65,288 million arising from the initial recognition of goodwill from the merger of Housing and Commercial Bank in 2001.

The changes in cumulative temporary differences for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Business Combination		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	380,863	￦	30,180	￦	395,138	￦	407,923	￦	423,828
Allowances for loan losses		30,154		—		26,134		202		4,222
Impairment losses on property and equipment		32,726		—		31,988		19,677		20,415
Deferred loan origination fees and costs		5,154		—		5,154		1,207		1,207
Interest on equity index-linked deposits		168		—		168		155		155
Share-based payments		56,650		—		49,333		77,185		84,502
Provisions for guarantees		126,319		—		126,319		88,512		88,512
Gains(losses) from valuation on derivative financial instruments		40,334		—		40,334		22,758		22,758
Present value discount		46,961		—		18,417		63,573		92,117
Loss on SPE repurchase		80,204		—		—		—		80,204
Investments in subsidiaries and others		810,719		—		753,918		76,902		133,703
Gains on valuation of security investment		447,388		—		447,388		299,082		299,082
Defined benefit liabilities		1,320,135		255,375		256,580		271,857		1,590,787
Accrued expenses		1,128,492		—		1,123,713		701,756		706,535
Derivative linked securities		124,388		—		124,388		101,789		101,789
Others		1,402,646		107,755		736,757		614,570		1,388,214

Sub-total		6,033,301		393,310	￦	4,135,729	￦	2,747,148		5,038,030

Unrecognized deferred income tax assets:
Other provisions		—		—						2,879
Loss on SPE repurchase		80,204		—						80,204
Investments in subsidiaries and others		774,259		—						49,179
Others		119,334		—						112,030

Total		5,059,504		393,310						4,793,738
Tax rate (%)[1]		24.2								27.5

Total deferred income tax assets from deductible temporary differences	￦	1,283,268	￦	95,181					￦	1,325,367

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	(59,235)	￦	—	￦	(59,235)	￦	(57,083)	￦	(57,083)
Accrued interest		(349,899)		(72,117)		(377,010)		(360,536)		(405,542)
Impairment losses on property and equipment		(1,481)		—		—		—		(1,481)
Deferred loan origination fees and costs		(660,945)		(15,846)		(665,209)		(657,081)		(668,663)
advanced depreciation provision		—		(6,192)		—		—		(6,192)
Gains(losses) from valuation on derivative financial instruments		(193,243)		—		(192,491)		(61,077)		(61,829)
Present value discount		(25,454)		(8,766)		(34,220)		(16,357)		(16,357)
Goodwill		(65,288)		—		—		—		(65,288)
Gains on revaluation		(1,182,310)		(99,244)		(59,030)		(53,117)		(1,275,641)
Investments in subsidiaries and others		(387,267)		—		(72,284)		(72,484)		(387,467)
Gains on valuation of security investment		(37,252)		(236,137)		(273,171)		(764,891)		(765,109)
Retirement insurance expense		(1,170,514)		(168,714)		(200,722)		(203,506)		(1,342,012)
Adjustments to the prepaid contributions		(62,569)		—		(61,034)		(57,505)		(59,040)
Derivative linked securities		(176,962)		—		(176,962)		(20,650)		(20,650)
Others		(794,141)		(1,215,733)		(429,645)		(95,568)		(1,675,797)
Sub-total		(5,166,560)		(1,822,749)	￦	(2,601,013)	￦	(2,419,855)		(6,808,151)

Unrecognized deferred income tax assets:
Goodwill		(65,288)		—						(65,288)
Investments in subsidiaries and others		(17,205)		(4,546)						(28,407)
Others		(906)		—						(677)

Total		(5,083,161)		(1,818,203)						(6,713,779)
Tax rate (%)[1]		24.2								27.5

Total deferred income tax liabilities from taxable temporary differences	￦	(1,253,126)	￦	(442,206)					￦	(1,854,445)

[1]

The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the rate of 27.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2017.

	2018
	Beginning[1]		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	441,088	￦	440,865	￦	411,680	￦	411,903
Allowances for loan losses		546,506		542,139		8,114		12,481
Impairment losses on property and equipment		20,415		19,678		21,190		21,927
Deferred loan origination fees and costs		1,207		1,207		1,841		1,841
Interest on equity index-linked deposits		155		155		0		0
Share-based payments		84,502		74,429		49,998		60,071
Provisions for guarantees		98,294		98,294		73,809		73,809
Gains(losses) from valuation on derivative financial instruments		23,162		23,162		503,277		503,277
Present value discount		104,117		104,116		24,592		24,593
Loss on SPE repurchase		80,204		80,204		0		0
Investments in subsidiaries and others		137,591		26,748		74,027		184,870
Gains on valuation of security investment		415,392		412,284		266,623		269,731
Defined benefit liabilities		1,682,234		211,994		507,190		1,977,430
Accrued expenses		706,535		706,535		993,906		993,906
Derivative linked securities		101,789		101,789		13,679		13,679
Others		1,189,756		517,189		616,755		1,289,322
Sub-total		5,632,947		3,360,788		3,566,681		5,838,840
Unrecognized deferred income tax assets:
Other provisions		2,879						3,416
Loss on SPE repurchase		80,204						—
Investments in subsidiaries and others		55,546						73,764
Others		112,030						120,704

Total		5,382,288						5,640,956
Tax rate (%)		27.5						27.5

Total deferred income tax assets from deductible temporary differences	￦	1,487,039					￦	1,562,333

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	(57,083)	￦	(57,083)	￦	(94,085)	￦	(94,085)
Accrued interest		(405,542)		(364,518)		(370,463)		(411,487)
Impairment losses on property and equipment		(1,481)		—		(2,976)		(4,457)
Deferred loan origination fees and costs		(668,657)		(668,657)		(727,528)		(727,528)
advanced depreciation provision		(6,192)		—		—		(6,192)
Gains(losses) from valuation on derivative financial instruments		(38,051)		(38,051)		(49,036)		(49,036)
Present value discount		(11,948)		(11,948)		(8,656)		(8,656)
Goodwill		(65,288)		—		—		(65,288)
Gains on revaluation		(1,275,641)		(124,407)		(50,758)		(1,201,992)
Investments in subsidiaries and others		(387,733)		(146,234)		(74,847)		(316,346)
Gains on valuation of security investment		(800,041)		(799,187)		(600,642)		(601,496)
Retirement insurance expense		(1,342,012)		(136,444)		(405,907)		(1,611,475)
Adjustments to the prepaid contributions		(59,040)		(59,040)		(69,212)		(69,212)
Derivative linked securities		(20,650)		(20,650)		(271,873)		(271,873)
Others		(1,695,063)		(1,261,852)		(1,664,205)		(2,097,416)

Sub-total	￦	(6,834,422)	￦	(3,688,071)	￦	(4,390,426)	￦	(7,536,777)

Unrecognized deferred income tax assets:
Goodwill		(65,288)						(65,288)
Investments in subsidiaries and others		(17,205)						(62,367)
Others		(906)						(588)

Total		(6,751,023)						(7,408,534)
Tax rate (%)		27.5						27.5

Total deferred income tax liabilities from taxable temporary differences	￦	(1,861,070)					￦	(2,050,709)

[1]	Prepared in accordance with IFRS 9.